INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The significant components of the provision for income taxes for the years ended December 31, 2012, 2011 and 2010 are as follows:
	2012	2011	2010
	(dollars in thousands)
Current tax provision:
Federal	$38	$(19)	$(879)
State	—	—	—
Total current tax provision (benefit)	38	(19)	(879)
Deferred tax provision:
Federal	2,217	(355)	(1,876)
State	567	(11)	(529)
Total deferred tax provision (benefit)	2,784	(366)	(2,405)
Net income tax provision (benefit)	$2,822	$(385)	$(3,284)

Federal Income Tax Note [Table Text Block]
The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:
	2012	2011	2010
	(dollars in thousands)
Income tax at federal statutory rate	$2,536	$(186)	$(2,801)
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	374	(7)	(349)
Tax-exempt interest income	(68)	(72)	(89)
Income from life insurance	(84)	(87)	(89)
Incentive stock option expense	13	26	50
Other permanent differences	51	(59)	(6)
Provision for income taxes	$2,822	$(385)	$(3,284)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred taxes at December 31, 2012 and 2011 are as follows:
	2012	2011
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$3,044	$3,869
Deferred compensation	401	404
Supplemental executive retirement plan	61	61
Net operating loss/net economic loss	295	2,140
Write-downs on foreclosed real estate	107	354
AMT tax credit	58	58
Other	71	142
Total deferred tax assets	4,037	7,028
Deferred tax liabilities relating to:
Premises and equipment	(730)	(750)
Deferred loan fees/costs	(22)	(18)
Unrealized gain on available-for-sale securities	(699)	(806)
Core deposit intangible	(115)	(210)
Other	—	(95)
Total deferred tax liabilities	(1,566)	(1,879)
Net recorded deferred tax asset, included in other assets	$2,471	$5,149